Segment Information - Identified Items (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Identified items included in Income/(loss) before taxation
Divestment gains/(losses)	$ 634	$ 60	$ 457	$ 694	$ 351
Impairment reversals/(impairments)	(665)	(263)	(1,261)	(929)	(1,602)
Redundancy and restructuring	(124)	(131)	(119)	(255)	(164)
Fair value accounting of commodity derivatives and certain gas contracts	932	(2,932)	319	(2,000)	512
Other	(119)	(20)	(113)	(139)	(325)
Total identified items included in Income/(loss) before taxation	658	(3,286)	(717)	(2,628)	(1,227)
Total identified items included in Taxation (charge)/credit	(258)	884	369	626	68
Identified items included in Income/(loss) for the period
Divestment gains/(losses)	426	99	458	525	250
Impairment reversals/(impairments)	(583)	(255)	(908)	(838)	(1,225)
Redundancy and restructuring	(94)	(95)	(88)	(188)	(112)
Fair value accounting of commodity derivatives and certain gas contracts	733	(2,388)	307	(1,655)	494
Impact of exchange rate movements and inflationary adjustments on tax balances	21	257	23	277	131
Other	(104)	(20)	(139)	(124)	(697)
Impact on Income/(loss) for the period	400	(2,402)	(348)	(2,002)	(1,160)
Impact on Income/(loss) attributable to non-controlling interest	0	(3)	0	(3)	0
Impact on Income/(loss) attributable to Shell plc shareholders	400	(2,399)	(348)	(1,999)	(1,160)
Integrated Gas
Identified items included in Income/(loss) before taxation
Divestment gains/(losses)	16	136	63	151	62
Impairment reversals/(impairments)	(13)	0	(672)	(13)	(672)
Redundancy and restructuring	5	(13)	(7)	(7)	(8)
Fair value accounting of commodity derivatives and certain gas contracts	(31)	(721)	514	(751)	934
Other	0	0	0	0	(70)
Total identified items included in Income/(loss) before taxation	(23)	(598)	(102)	(620)	246
Total identified items included in Taxation (charge)/credit	12	100	203	113	160
Identified items included in Income/(loss) for the period
Divestment gains/(losses)	13	133	54	145	53
Impairment reversals/(impairments)	(13)	0	(423)	(13)	(423)
Redundancy and restructuring	4	(9)	(4)	(5)	(5)
Fair value accounting of commodity derivatives and certain gas contracts	(15)	(634)	454	(648)	817
Impact of exchange rate movements and inflationary adjustments on tax balances	1	13	20	13	24
Other	0	0	0	0	(59)
Impact on Income/(loss) for the period	(10)	(497)	101	(508)	407
Impact on Income/(loss) attributable to non-controlling interest	0	0	0	0	0
Impact on Income/(loss) attributable to Shell plc shareholders	(10)	(497)	101	(508)	407
Upstream
Identified items included in Income/(loss) before taxation
Divestment gains/(losses)	77	(81)	344	(4)	498
Impairment reversals/(impairments)	(2)	(22)	(3)	(24)	(24)
Redundancy and restructuring	17	(33)	(6)	(16)	(21)
Fair value accounting of commodity derivatives and certain gas contracts	0	0	1	0	0
Other	(27)	(20)	(65)	(47)	(61)
Total identified items included in Income/(loss) before taxation	66	(156)	271	(90)	392
Total identified items included in Taxation (charge)/credit	28	335	5	362	(373)
Identified items included in Income/(loss) for the period
Divestment gains/(losses)	83	(38)	350	45	358
Impairment reversals/(impairments)	(1)	(15)	(2)	(16)	(17)
Redundancy and restructuring	13	(20)	(2)	(7)	(7)
Fair value accounting of commodity derivatives and certain gas contracts	0	0	0	0	0
Impact of exchange rate movements and inflationary adjustments on tax balances	25	272	22	297	154
Other	(27)	(20)	(92)	(47)	(469)
Impact on Income/(loss) for the period	93	179	276	272	19
Impact on Income/(loss) attributable to non-controlling interest	0	0	0	0	0
Impact on Income/(loss) attributable to Shell plc shareholders	93	179	276	272	19
Marketing
Identified items included in Income/(loss) before taxation
Divestment gains/(losses)	488	(9)	(56)	480	(113)
Impairment reversals/(impairments)	(13)	(171)	(370)	(183)	(360)
Redundancy and restructuring	(48)	(42)	(57)	(90)	(66)
Fair value accounting of commodity derivatives and certain gas contracts	(114)	122	23	9	35
Other	0	0	0	0	0
Total identified items included in Income/(loss) before taxation	314	(99)	(460)	215	(504)
Total identified items included in Taxation (charge)/credit	(157)	(48)	106	(206)	102
Identified items included in Income/(loss) for the period
Divestment gains/(losses)	282	(7)	(44)	275	(105)
Impairment reversals/(impairments)	(11)	(182)	(285)	(194)	(278)
Redundancy and restructuring	(36)	(31)	(44)	(67)	(45)
Fair value accounting of commodity derivatives and certain gas contracts	(78)	73	19	(5)	26
Impact of exchange rate movements and inflationary adjustments on tax balances	0	0	0	0	0
Other	0	0	0	0	0
Impact on Income/(loss) for the period	157	(147)	(354)	9	(402)
Impact on Income/(loss) attributable to non-controlling interest	0	0	0	(1)	0
Impact on Income/(loss) attributable to Shell plc shareholders	157	(147)	(354)	10	(402)
Chemicals and Products
Identified items included in Income/(loss) before taxation
Divestment gains/(losses)	(8)	(16)	(9)	(24)	(24)
Impairment reversals/(impairments)	(32)	(41)	(78)	(73)	(371)
Redundancy and restructuring	(84)	(38)	(37)	(122)	(50)
Fair value accounting of commodity derivatives and certain gas contracts	1,281	(2,616)	61	(1,335)	(196)
Other	(101)	0	(1)	(101)	(102)
Total identified items included in Income/(loss) before taxation	1,057	(2,712)	(64)	(1,655)	(743)
Total identified items included in Taxation (charge)/credit	(253)	626	13	373	111
Identified items included in Income/(loss) for the period
Divestment gains/(losses)	(6)	(13)	(7)	(19)	(19)
Impairment reversals/(impairments)	(21)	(29)	(62)	(50)	(339)
Redundancy and restructuring	(64)	(28)	(29)	(92)	(42)
Fair value accounting of commodity derivatives and certain gas contracts	972	(2,016)	49	(1,044)	(153)
Impact of exchange rate movements and inflationary adjustments on tax balances	0	0	0	0	0
Other	(77)	0	(1)	(77)	(78)
Impact on Income/(loss) for the period	804	(2,086)	(51)	(1,282)	(631)
Impact on Income/(loss) attributable to non-controlling interest	0	(2)	0	(2)	0
Impact on Income/(loss) attributable to Shell plc shareholders	804	(2,084)	(51)	(1,280)	(631)
Renewables and Energy Solutions
Identified items included in Income/(loss) before taxation
Divestment gains/(losses)	61	30	119	91	(68)
Impairment reversals/(impairments)	(606)	(29)	(138)	(635)	(176)
Redundancy and restructuring	(3)	(6)	(1)	(9)	(10)
Fair value accounting of commodity derivatives and certain gas contracts	(205)	283	(280)	78	(260)
Other	9	0	0	9	(46)
Total identified items included in Income/(loss) before taxation	(745)	279	(300)	(466)	(559)
Total identified items included in Taxation (charge)/credit	115	(100)	55	16	110
Identified items included in Income/(loss) for the period
Divestment gains/(losses)	55	23	108	79	(35)
Impairment reversals/(impairments)	(536)	(29)	(136)	(565)	(167)
Redundancy and restructuring	(3)	(4)	0	(7)	(7)
Fair value accounting of commodity derivatives and certain gas contracts	(146)	189	(217)	43	(196)
Impact of exchange rate movements and inflationary adjustments on tax balances	0	0	0	0	0
Other	0	0	0	0	(45)
Impact on Income/(loss) for the period	(629)	179	(245)	(450)	(450)
Impact on Income/(loss) attributable to non-controlling interest	0	0	0	0	0
Impact on Income/(loss) attributable to Shell plc shareholders	(629)	179	(245)	(450)	(450)
Corporate
Identified items included in Income/(loss) before taxation
Divestment gains/(losses)	(1)	0	(4)	(1)	(4)
Impairment reversals/(impairments)	0	0	0	0	0
Redundancy and restructuring	(11)	0	(12)	(10)	(9)
Fair value accounting of commodity derivatives and certain gas contracts	0	0	0	0	0
Other	0	0	(47)	0	(47)
Total identified items included in Income/(loss) before taxation	(12)	0	(63)	(11)	(59)
Total identified items included in Taxation (charge)/credit	(3)	(29)	(14)	(32)	(43)
Identified items included in Income/(loss) for the period
Divestment gains/(losses)	(1)	0	(3)	(1)	(3)
Impairment reversals/(impairments)	0	0	0	0	0
Redundancy and restructuring	(9)	(1)	(8)	(10)	(6)
Fair value accounting of commodity derivatives and certain gas contracts	0	0	0	0	0
Impact of exchange rate movements and inflationary adjustments on tax balances	(5)	(28)	(19)	(33)	(47)
Other	0	0	(47)	0	(47)
Impact on Income/(loss) for the period	(15)	(29)	(77)	(44)	(102)
Impact on Income/(loss) attributable to non-controlling interest	0	0	0	0	0
Impact on Income/(loss) attributable to Shell plc shareholders	$ (15)	$ (29)	$ (77)	$ (44)	$ (102)